Fair Value Measurements - Schedule of Fair Value of Financial Assets and Liabilities (Details) - Zeecol Limited [Member] - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Sep. 30, 2014
Cash and cash equivalents	$ 83,693	$ 118,598	$ 104,406	$ 31,698
Term deposit				250,000
Trade and other receivables	67,450	176,322	227,240	24,767
Fair value of Assets		294,920
Trade and other payables	$ 598,167	54,368	$ 30,158	11,838
Total		54,368		11,838
Level 1 [Member]
Cash and cash equivalents		118,598		31,698
Term deposit				250,000
Trade and other receivables
Fair value of Assets		118,598
Level 2 [Member]
Cash and cash equivalents
Trade and other receivables
Fair value of Assets
Level 3 [Member]
Cash and cash equivalents
Trade and other receivables		176,322		24,767
Fair value of Assets		176,322
Trade and other payables		54,368		11,838
Total		$ 54,368		$ 11,838